Balance Sheets (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash and bank balances	$ 108,590	$ 244,533	$ 70,261
Amount due from related parties	293,815	26,437
Other receivables, deposits and prepayments		53,355	31,625
Trade receivables	166,606	157,866	191,619
Inventories	490,183	315,601	537,333
Total current assets	1,059,194	797,792	830,838
NON-CURRENT ASSETS
Plant and equipment, net			55,097
Total non-current assets			55,097
TOTAL ASSETS	1,059,194	797,792	885,935
CURRENT LIABILITIES
Trade payables	107,652	99,739	111,072
Other payables and accrued liabilities	166,180	323,487	592,321
Total current liabilities	273,832	423,226	703,393
NON-CURRENT LIABILITIES
Loan	192,712	171,214
Total non-current liabilities	192,712	171,214
TOTAL LIABILITIES	466,544	594,440	703,393
STOCKHOLDERS' EQUITY
Stockholders' equity	1,410,998	1,420,978	1,354,618
Accumulated losses	(823,043)	(1,174,199)	(1,132,406)
Other comprehensive income/(losses)	4,695	(43,427)	(39,670)
TOTAL STOCKHOLDERS' EQUITY	592,650	203,352	182,542
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,059,194	$ 797,792	$ 885,935